BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Research and development expenses	$ 7,190	$ 6,665	$ 7,678
General and administrative expenses	5,797	5,315	6,854
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses			107
General and administrative expenses	846	801	861
Interested and related parties	846	801	968
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	70	70	81
General and administrative expenses	383	298	308
Interested and related parties	$ 453	$ 368	$ 389